Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Redeemable convertible preferred stock, shares outstanding		97,389,703
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	132,000,000
Common stock, shares issued	26,376,626	957,756
Common stock, shares outstanding	26,376,626	957,756
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	0
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0